Derivative Instruments - Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 0	$ 449	$ 5,179